Income taxes: (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Deferred tax assets:
Net operating loss carryforwards			$ 15,154,000	$ 10,596,300	$ 8,352,700
Depreciation basis of assets			4,600	2,700	1,900
Deferred tax assets			15,158,600	10,599,000	8,354,600
Deferred tax liabilities:
Depletion basis of assets and related accounts			(85,800)	(1,012,600)	(785,200)
Deferred tax liabilities			(85,800)	(1,012,600)	(785,200)
Net deferred tax (liabilities) assets before valuation allowance			15,072,800	9,586,400	7,569,400
Valuation allowance			(15,072,800)	(9,586,400)	(7,569,400)
Difference between actual tax provision and amounts obtained by applying statutory tax rates to the income or loss before income taxes
Tax (benefit) calculated at statutory rate			(1,484,000)	(3,123,000)	(2,572,000)
Losses not providing tax benefits			1,484,000	3,123,000	2,572,000
Current federal income tax provision (benefit)	0	0	0
Change in valuation allowance			(5,486,400)	(2,017,000)	(416,100)
Net operating loss carryforwards
Net operating losses			44,570,500
2028
Net operating loss carryforwards
Net operating losses			10,389,100
2029
Net operating loss carryforwards
Net operating losses			11,065,900
2031
Net operating loss carryforwards
Net operating losses			11,934,200
2032
Net operating loss carryforwards
Net operating losses			8,923,800
2033
Net operating loss carryforwards
Net operating losses			$ 2,257,500